Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 49,670,000	$ 308,430,000	$ 10,110,000	$ 36,680,000	$ 690,000	$ 405,580,000